Offerings - Offering: 1	Jul. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Limited Voting Shares
Amount Registered | shares	12,750,000
Proposed Maximum Offering Price per Unit	46.11
Maximum Aggregate Offering Price	$ 587,902,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 81,189.34
Offering Note	Class A Limited Voting Shares (the "Class A Shares") of Brookfield Asset Management Ltd. registered are issuable in connection with (i) the 2026 Management Share Option Plan, (ii) the Escrowed Stock Plan and (iii) the Restricted Share Unit Plan. This Registration Statement shall, in accordance with Rule 416 under the Securities Act of 1933 (the "Securities Act"), as amended, be deemed to cover such additional shares of Class A Shares to prevent dilution resulting from stock splits, stock dividends, recapitalization or similar transactions. The proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) and Rule 457(c) under the Securities Act, based on the average of the high and low sales prices of the Class A Shares as reported on the New York Stock Exchange on July 24, 2026, which was US$46.11 per share.